Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,021,000
Previously Paid Amount	0.00
Total Fee Amount	141.00
Total Offset Amount	0.00
Net Fee	141.00
Narrative - Max Aggregate Offering Price	$ 1,021,000
Final Prospectus	true